Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	45
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$14,246,471.54	0.5642167	$5,176,350.12	0.2050040	$9,070,121.43
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$82,476,471.54	0.0608925	$73,406,350.12	0.0541960	$9,070,121.43

Weighted Avg. Coupon (WAC)	5.23%		5.25%
Weighted Avg. Remaining Maturity (WARM)	17.84		17.09
Pool Receivables Balance	$111,007,166.15		$101,778,528.14
Remaining Number of Receivables	20,808		20,155

Adjusted Pool Balance	$109,770,434.22		$100,700,312.79

III. COLLECTIONS

Principal:
Principal Collections	$9,058,413.83
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$150,983.45
Total Principal Collections	$9,209,397.28

Interest:
Interest Collections	$470,050.77
Late Fees & Other Charges	$39,943.85
Interest on Repurchase Principal	$-
Total Interest Collections	$509,994.62

Collection Account Interest	$651.67
Reserve Account Interest	$518.30
Servicer Advances	$-

Total Collections	$9,720,561.87

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	45
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$9,720,561.87
Reserve Account Release	$-
Total Available for Distribution	$9,720,561.87

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$92,505.97	$-	$92,505.97	$92,505.97
Collection Account Interest					$651.67
Late Fees & Other Charges					$39,943.85
Total due to Servicer					$133,101.49

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$17,926.81		$17,926.81	$17,926.81

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$9,437,661.57

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$9,070,121.43

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$9,070,121.43		$9,070,121.43
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$9,070,121.43		$9,070,121.43

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					367,540.14

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,236,731.93
Beginning Period Amount	$1,236,731.93
Current Period Amortization	$158,516.58
Ending Period Required Amount	$1,078,215.35
Ending Period Amount	$1,078,215.35
Next Distribution Date Amount	$932,861.18

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	45
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	24.86%	27.10%	27.10%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.25%	19,601	95.69%	$97,394,950.20
30 - 60 Days	2.12%	428	3.31%	$3,368,224.11
61 - 90 Days	0.53%	107	0.87%	$881,336.17
91-120 Days	0.09%	18	0.13%	$133,133.80
121 + Days	0.00%	1	0.00%	$883.86
Total		20,155		$101,778,528.14

Delinquent Receivables 30+ Days Past Due
Current Period	2.75%	554	4.31%	$4,383,577.94
1st Preceding Collection Period	2.71%	563	4.08%	$4,534,175.72
2nd Preceding Collection Period	2.52%	544	3.77%	$4,582,429.51
3rd Preceding Collection Period	2.54%	570	3.74%	$4,940,500.49
Four-Month Average	2.63%		3.98%

Repossession in Current Period		15		$104,021.05
Repossession Inventory		45		$62,840.04

Current Charge-Offs
Gross Principal of Charge-Offs				$170,224.18
Recoveries				$(150,983.45)
Net Loss				$19,240.73

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.21%

Average Pool Balance for Current Period				$106,392,847.15

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.22%
1st Preceding Collection Period				0.08%
2nd Preceding Collection Period				-0.02%
3rd Preceding Collection Period				0.04%
Four-Month Average				0.08%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		21	2,248	$31,334,805.26
Recoveries		15	2,083	$(21,598,951.17)
Net Loss				$9,735,854.09
Cumulative Net Loss as a % of Initial Pool Balance				0.70%

Net Loss for Receivables that have experienced a Net Loss *		15	1,780	$9,934,766.32
Average Net Loss for Receivables that have experienced a Net Loss				$5,581.33

Principal Balance of Extensions				$612,988.64
Number of Extensions				78

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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